3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (p) Finance costs (Policies)	12 Months Ended
Jan. 31, 2018
Policies
(p) Finance costs

(p)      Finance costs

Finance costs comprise interest expense on borrowings and the reversal of the discount on provisions.  Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the income statement using the effective interest method.  The Company currently does not have any finance costs.